Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	$ 1,207	[1]	$ 462	[1]
Long-term receivables	171	[2]	504	[2]
Rental deposits	168	[3]	125	[3]
Other Assets, Miscellaneous, Total	$ 1,546		$ 1,091

[1]	Long-term prepaid expenses represent golf club membership fee valid for a period of ten years. The amortization of the long term prepaid expenses was included in "general and administrative expenses" on the consolidated statements of operations.
[2]	Long-term receivables represent the non-current portion of prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for ten years, starting from 2010. The group amortized such prepayment on a straight-line basis. In 2013, the Group ceased a series of cooperation on ITAT program. Based on the termination agreement signed in July 2013, the remaining unamortized prepaid service fee will be repaid within next 48 months. Accordingly, as of September 30, 2013, US$285 and US$171 were recorded as current portion and non-current portion of receivables due from the government agency respectively (see Note 7).
[3]	Rental deposits represent office rental deposits for the Group's daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.